Related Party Transactions	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 Related Party Transactions

A company controlled by management (the owners being Deborah E. Fortescue-Merrin, Rex E. Fortescue and Richard E. Fortescue) of the Company has loaned funds under Notes Payable. During the period the principal loaned was US$ 34,680 (Cnd$37,000). The Note Payable as an annual interest rate of 10%.